Other Information - Executive Compensation (Details)	12 Months Ended
Dec. 31, 2018 EUR (€)
Chairman
Disclosure of transactions between related parties [line items]
Total	€ 1,923,100
Board of Directors | Chairman
Disclosure of transactions between related parties [line items]
Total	240,000
Board of Directors | Vice chairman
Disclosure of transactions between related parties [line items]
Total	200,000
Board of Directors | Executive Member
Disclosure of transactions between related parties [line items]
Total	0
Board of Directors | Proprietary Member
Disclosure of transactions between related parties [line items]
Total	120,000
Board of Directors | Independent Member
Disclosure of transactions between related parties [line items]
Total	120,000
Board of Directors | Other external
Disclosure of transactions between related parties [line items]
Total	120,000
Executive Commission | Chairman
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Vice chairman
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Executive Member
Disclosure of transactions between related parties [line items]
Total	0
Executive Commission | Proprietary Member
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Independent Member
Disclosure of transactions between related parties [line items]
Total	80,000
Executive Commission | Other external
Disclosure of transactions between related parties [line items]
Total	80,000
Advisory or Control Committees | Chairman
Disclosure of transactions between related parties [line items]
Total	22,400
Advisory or Control Committees | Vice chairman
Disclosure of transactions between related parties [line items]
Total	0
Advisory or Control Committees | Executive Member
Disclosure of transactions between related parties [line items]
Total	0
Advisory or Control Committees | Proprietary Member
Disclosure of transactions between related parties [line items]
Total	11,200
Advisory or Control Committees | Independent Member
Disclosure of transactions between related parties [line items]
Total	11,200
Advisory or Control Committees | Other external
Disclosure of transactions between related parties [line items]
Total	€ 11,200